Prospectus Supplement  May 1, 2000*

AXP Blue Chip Advantage Fund S-6025 P (3/00)
AXP Bond Fund S-6495 N (10/99)
AXP California Tax-Exempt Fund S-6328 N (8/99)
AXP Discovery Fund S-6457 N (9/99)
AXP Diversified Equity Income Fund S-6475 N (11/99)
AXP Emerging Markets Fund S-6354 E (12/99)
AXP Equity Select Fund S-6426 R (1/00)
AXP Equity Value Fund S-6382 G (5/99)
AXP Extra Income Fund S-6370 N (7/99)
AXP Federal Income Fund S-6042 P (7/99)
AXP Global Balanced Fund S-6352 D (12/99)
AXP Global Bond Fund S-6309 N (12/99)
AXP Global Growth Fund S-6334 N (12/99)
AXP Growth Fund S-6455P (9/99)
AXP High Yield Tax-Exempt Fund S-6430 R (1/00)
AXP Innovations Fund S-6395 A (3/00)
AXP Insured Tax-Exempt Fund S-6327 N (8/99)
AXP Intermediate Tax-Exempt Fund S-6355 F (1/00)
AXP International Fund S-6140 N (12/99)
AXP Managed Allocation Fund S-6141 P (11/99)
AXP Massachusetts Tax-Exempt Fund S-6328 N (8/99)
AXP Michigan Tax-Exempt Fund S-6328 N (8/99)
AXP Minnesota Tax-Exempt Fund S-6328 N (8/99)
AXP Mutual S-6326 P (11/99)
AXP New Dimensions Fund S-6440 N (9/99)
AXP New York Tax-Exempt Fund S-6328 N (8/99)
AXP Ohio Tax-Exempt Fund S-6328 N (8/99)
AXP Precious Metals Fund S-6142 N (5/99)
AXP Progressive Fund S-6449 N (11/99)
AXP Research Opportunities Fund S-6356 E (9/99)
AXP Selective Fund S-6376 P (7/99)
AXP Small Cap Advantage Fund S-6427 A (4/99)
AXP Small Company Index Fund S-6357 G (3/00)
AXP Stock Fund S-6351 P (11/99)
AXP Strategy Aggressive Fund S-6381 G (5/99)
AXP Tax-Exempt Bond Fund S-6310 R (1/00)
AXP Utilities Income Fund S-6341 N (8/99)

The "SALES CHARGES" information is revised as follows:

The first two bullet points under the "Waivers of the sales charge for Class A shares" are replaced with the following:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.
o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.
o registered reps and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.


S-6025-21 A (4/00)
*Destroy next prospectus update